Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table summarizes the Company's pre-tax compensation expense and related income tax benefit for the years ended December 31, 2017, 2016 and 2015 related to the Company's performance units and restricted stock.

Year Ended December 31 (In millions)	2017	2016	2015
Performance units:
Total shareholder return	$7.6	$4.5	$7.6
Earnings per share	1.4	—	0.7
Total performance units	9.0	4.5	8.3
Restricted stock	0.1	0.1	0.1
Total compensation expense	9.1	4.6	8.4
Less: Amount paid by unconsolidated affiliates	—	—	0.5
Net compensation expense	$9.1	$4.6	$7.9
Income tax benefit	$3.5	$1.8	$3.1

Performance Units Total Shareholder Return Valuation Assumptions [Table Text Block]
The number of performance units granted based on total shareholder return and the assumptions used to calculate the grant date fair value of the performance units based on total shareholder return are shown in the following table.

	2017	2016	2015
Number of units granted	260,570	284,211	264,454
Fair value of units granted	$41.77	$20.97	$31.02
Expected dividend yield	3.8%	3.5%	2.6%
Expected price volatility	19.9%	19.8%	16.9%
Risk-free interest rate	1.44%	0.88%	0.91%
Expected life of units (in years)	2.80	2.84	2.85

Performance Units Earnings Per Share Valuation Assumptions [Table Text Block]
The number of performance units granted based on earnings per share and the grant date fair value are shown in the following table.

	2017	2016	2015
Number of units granted	86,857	94,735	88,156
Fair value of units granted	$34.83	$26.64	$33.99

Restricted Stock Valuation Assumptions [Table Text Block]
 The number of shares of restricted stock granted and the grant date fair value are shown in the following table.

	2017	2016	2015
Shares of restricted stock granted	3,145	1,881	958
Fair value of restricted stock granted	$34.96	$29.27	$26.11

Share-based Compensation, Activity [Table Text Block]
A summary of the activity for the Company's performance units and restricted stock at December 31, 2017 and changes in 2017 are shown in the following table.

	Performance Units
	Total Shareholder Return			Earnings Per Share			Restricted Stock
(Dollars in millions)	Number of Units		Aggregate Intrinsic Value	Number of Units		Aggregate Intrinsic Value	Number of Shares	Aggregate Intrinsic Value
Units/shares outstanding at 12/31/16	664,045			221,350			4,912
Granted	260,570	(A)		86,857	(A)		3,145
Converted	(185,214)	(B)	$—	(61,742)	(B)	$—	N/A
Vested	N/A			N/A			(3,815)	$0.1
Forfeited	(14,850)			(4,947)			—
Units/shares outstanding at 12/31/17	724,551		$2.4	241,518		$7.2	4,242	$0.1
Units/shares fully vested at 12/31/17	201,431		$—	67,148		$1.2

(A)
For performance units, this represents the target number of performance units granted.  Actual number of performance units earned, if any, is dependent upon performance and may range from zero percent to 200 percent of the target.

(B)	These amounts represent performance units that vested at December 31, 2016 which were settled in February 2017.

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the activity for the Company's non-vested performance units and restricted stock at December 31, 2017 and changes in 2017 are shown in the following table.

	Performance Units
	Total Shareholder Return			Earnings Per Share			Restricted Stock
	Number of Units		Weighted-Average Grant Date Fair Value	Number of Units		Weighted-Average Grant Date Fair Value	Number of Shares	Weighted-Average Grant Date Fair Value
Units/shares non-vested at 12/31/16	478,831		$25.16	159,608		$29.71	4,912	$31.29
Granted	260,570	(A)	$41.77	86,857	(A)	$34.83	3,145	$34.96
Vested	(201,431)		$31.18	(67,148)		$33.99	(3,815)	$31.71
Forfeited	(14,850)		$31.01	(4,947)		$31.12	—	$—
Units/shares non-vested at 12/31/17	523,120		$30.96	174,370		$30.58	4,242	$33.58
Units/shares expected to vest	492,446	(B)		164,148	(B)		4,242

(A)
For performance units, this represents the target number of performance units granted.  Actual number of performance units earned, if any, is dependent upon performance and may range from zero percent to 200 percent of the target.

(B)	The intrinsic value of the performance units based on total shareholder return and earnings per share is $2.3 million and $5.7 million, respectively.

Fair Value of Vested Performance Units and Restricted Stock [Table Text Block]
A summary of the Company's fair value for its vested performance units and restricted stock is shown in the following table.

Year Ended December 31 (In millions)	2017	2016	2015
Performance units:
Total shareholder return	$6.3	$6.4	$8.5
Earnings per share	1.2	—	—
Restricted stock	0.1	0.1	0.2

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
A summary of the Company's unrecognized compensation cost for its non-vested performance units and restricted stock and the weighted-average periods over which the compensation cost is expected to be recognized are shown in the following table.

December 31, 2017	Unrecognized Compensation Cost (In millions)	Weighted Average to be Recognized (In years)
Performance units:
Total shareholder return	$8.5	1.75
Earnings per share	2.6	1.67
Total performance units	11.1
Restricted stock	0.1	1.34
Total	$11.2